LEASES (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
LEASES [Abstract]
Amortisation of right-of-use assets	$ (8,364)	$ (119,706)
Interest expense on lease liabilities	(3,097)	(44,512)
Net amount recognised in profit or loss	$ (11,461)	$ (164,218)